Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (267,045)	$ (131,284)	$ (154,384)
Real / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	90,697	0	0
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(50,939)	(47,473)	(51,952)
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(30,291)	(54,016)	(55,421)
Euro / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	1,535	283	3,162
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ 11	$ (1,853)	$ (770)